Performance Management	Feb. 27, 2026
Leverage Shares 2x Capped Accelerated COIN Monthly ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-coin-monthly-etf
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2x Capped Accelerated MSTR Monthly ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-mstr-monthly-etf
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2x Capped Accelerated NVDA Monthly ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-nvda-monthly-etf
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2x Capped Accelerated PLTR Monthly ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year of performance prior to the date of this Prospectus.
Performance Availability Website Address [Text]	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-pltr-monthly-etf
Performance Availability Phone [Text]	1-866-584-3637
Leverage Shares 2x Capped Accelerated TSLA Monthly ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]
Performance information for the Fund is not included because the Fund did not have a full calendar year prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund did not have a full calendar year prior to the date of this Prospectus.
Performance Availability Website Address [Text]	https://leverageshares.com/us/etfs/leverage-shares-2x-capped-accelerated-tsla-monthly-etf
Performance Availability Phone [Text]	1-866-584-3637